Subordinated Debentures (Details) - USD ($)		12 Months Ended
	May 14, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2005
Subordinated Debentures
Debentures, unamortized debt costs		$ 337,000	$ 398,000
Debentures, unamortized discount premium net		$ 23,800,000	$ 23,700,000
Subordinated debentures
Subordinated Debentures
Redeemable debt securities				$ 4,100,000
Debentures, sale proceeds utilized to purchase				$ 4,100,000
Subordinated debentures | LIBOR
Subordinated Debentures
Debentures, variable interest rate				1.35%
Junior subordinated debt
Subordinated Debentures
Debentures issued	$ 20,000,000
Interest on debentures	6.00%
Debentures, description of variable interest rate	three-month SOFR
Debentures, variable interest rate	3.625%
Debentures, Maturity date	May 31, 2024